MULTI-MANAGER GLOBAL REAL ESTATE FUND
MULTI-MANAGER GLOBAL REAL ESTATE FUND
INVESTMENT OBJECTIVE
The Fund seeks to provide long-term capital appreciation and current income through a diversified portfolio of primarily equity securities of U.S. and foreign real estate and real estate related companies.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	MULTI-MANAGER GLOBAL REAL ESTATE FUND MULTI-MANAGER GLOBAL REAL ESTATE FUND
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Redemption Fee (within 30 days of purchase) (as a percentage of amount redeemed, if applicable)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	MULTI-MANAGER GLOBAL REAL ESTATE FUND MULTI-MANAGER GLOBAL REAL ESTATE FUND	[1]
Management Fees	0.89%
Other Expenses	0.17%
Transfer Agent Fees	0.02%
Other Operating Expenses	0.15%
Acquired Fund Fees and Expenses	0.01%	[2]
Total Annual Fund Operating Expenses	1.07%	[3]
Expense Reimbursement	(0.14%)	[4]
Total Annual Fund Operating Expenses After Expense Reimbursement	0.93%	[3]
[1]	The expense information has been restated to reflect current fees.
[2]	Acquired Fund Fees and Expenses are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies. They are not direct costs paid by Fund shareholders and are not used to calculate the Fund’s net asset value. They have no impact on the costs associated with Fund operations.
[3]	The Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Expense Reimbursement will not correlate to the Fund’s ratios of average net assets to (1) expenses before reimbursements and credits and (2) expenses net of reimbursements and credits, respectively, included in the Fund’s Financial Highlights in the Fund’s complete Prospectus, which do not reflect indirect expenses, such as Acquired Fund Fees and Expenses.
[4]	Northern Trust Investments, Inc. has contractually agreed to reimburse a portion of the operating expenses of the Fund (other than certain excepted expenses, i.e., Acquired Fund Fees and Expenses, the compensation paid to each Independent Trustee of the Trust, expenses of third party consultants engaged by the Board of Trustees, membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum, expenses in connection with the negotiation and renewal of the revolving credit facility, extraordinary expenses and interest) to the extent the “Total Annual Fund Operating Expenses” exceed 0.91%. The “Total Annual Fund Operating Expenses After Expense Reimbursement” may be higher than the contractual limitation as a result of the excepted expenses, including but not limited to Acquired Fund Fees and Expenses, that are not reimbursed. This contractual limitation may not be terminated before July 31, 2018 without the approval of the Fund’s Board of Trustees.

EXAMPLE
The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of our shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
MULTI-MANAGER GLOBAL REAL ESTATE FUND | MULTI-MANAGER GLOBAL REAL ESTATE FUND | USD ($)	95	326	577	1,293

PORTFOLIO TURNOVER.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 167.04% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
In seeking long-term capital appreciation and current income, the Fund will invest, under normal circumstances, at least 80% of its net assets in equity securities of real estate companies and real estate related companies (collectively “real estate companies”). This means that the Fund will concentrate its investments in companies that derive a significant portion of their revenues from the ownership, construction, financing, management or sale of commercial, industrial or residential real estate or companies that have a significant portion of their assets in these types of real estate-related areas. The Fund will invest in equity-related securities of real estate companies on a global basis, which means that the companies may be U.S. companies or foreign companies. There is no limit on the amount of Fund assets that may be invested in the securities of foreign companies. The Fund anticipates that it will invest greater than 25% of its assets in equity-related securities of real estate companies in the U.S. The Fund does not invest directly in real estate.

The Fund anticipates that its investments in equity-related securities of real estate companies will be primarily in securities of companies known as real estate investment trusts (REITs) or U.S. or non-U.S. REIT-like companies that own and/or manage property. The Fund may invest without limit in the securities of REITs. The Fund may also invest in equity securities of other types of real estate companies including REITs that invest in real estate-related loans.

The Fund utilizes a “multi-manager” approach whereby the Fund’s assets are allocated to one or more sub-advisers, in percentages determined at the discretion of the Fund’s investment adviser. Each sub-adviser acts independently from the others and utilizes its own distinct investment style in selecting securities. However, each sub-adviser must operate within the constraints of the Fund’s investment objective, strategies and restrictions. When determining the allocations and reallocations to sub-advisers, the Fund’s investment adviser will consider a variety of factors, including but not limited to the sub-adviser’s style, historical performance, and the characteristics of each sub-adviser’s allocated assets (including capitalization, growth and profitability measures, valuation metrics, economic sector exposures, and earnings and volatility statistics). The Fund’s investment adviser seeks, through its selection of sub-advisers and its allocation determinations, to reduce portfolio volatility and provide an attractive combination of risk and return for the Fund.

The sub-advisers may engage in active trading, and will not consider portfolio turnover a limiting factor in making decisions for the Fund.
PRINCIPAL RISKS
CURRENCY RISK is the risk that foreign currencies, securities that trade in or receive revenues in foreign currencies, or derivatives that provide exposure to foreign currencies will fluctuate in value relative to the U.S. dollar, adversely affecting the value of the Fund’s investments and its returns. Because the Fund’s net asset value is determined on the basis of U.S. dollars, you may lose money if the local currency of a foreign market depreciates against the U.S. dollar, even if the market value of the Fund’s holdings appreciates. In addition, fluctuations in the exchange values of currencies could affect the economy or particular business operations of companies in a geographic region in which the Fund invests, causing an adverse impact on the Fund’s investments in the affected region.

CYBERSECURITY RISK is the risk of an unauthorized breach and access to fund assets, customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, the investment adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality. Successful cyber-attacks or other cyber-failures or events affecting the Fund or its service providers may adversely impact the Fund or its shareholders.

FOREIGN SECURITIES RISK is the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to less liquid markets, and adverse economic, political, diplomatic, financial, and regulatory factors. Foreign governments also may impose limits on investment and repatriation and impose taxes. Any of these events could cause the value of the Fund’s investments to decline. To the extent that the Fund’s assets are concentrated in a single country or geographic region, the Fund will be subject to the risks associated with that particular country or region.

GEOGRAPHIC RISK is the risk that if the Fund invests a significant portion of its total assets in certain issuers within the same geographic region, an adverse economic, business or political development affecting that region may affect the value of the Fund’s investments more than if the Fund’s investments were not so concentrated in such geographic region.

INTEREST RATE RISK is the risk that during periods of rising interest rates, the Fund’s yield (and the market value of its securities) will tend to be lower than prevailing market rates; in periods of falling interest rates, the Fund’s yield (and the market value of its securities) will tend to be higher. If interest rates rise, the Fund’s yield may not increase proportionately. The risks associated with increasing interest rates are heightened given that interest rates are near historic lows, but are expected to increase in the future with unpredictable effects on the markets and the Fund’s investments. A low interest rate environment poses additional risks to the Fund’s performance. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Fund.

INITIAL PUBLIC OFFERING (“IPO”) RISK is the risk that the market value of shares of initial public offerings (IPOs) will fluctuate considerably or decline shortly after the initial public offering, due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer.

MANAGEMENT RISK is the risk that a strategy used by the Fund’s investment adviser or sub-advisers may fail to produce the intended results or that imperfections, errors or limitations in the tools and data used by the investment adviser may cause unintended results.

MARKET EVENTS RISK relates to the increased volatility, depressed valuations, decreased liquidity and heightened uncertainty in the financial markets during the past several years. These conditions may continue, recur, worsen or spread. The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken steps to support financial markets, including by keeping interest rates at historically low levels. This and other government intervention may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results. The U.S. government and the Federal Reserve have reduced their market support activities and recently have begun raising interest rates. Certain foreign governments and central banks are implementing or discussing so-called negative interest rates (e.g., charging depositors who keep their cash at a bank) to spur economic growth. Further Federal Reserve or other U.S. or non-U.S. governmental or central bank actions, including interest rate increases or contrary actions by different governments, could negatively affect financial markets generally, increase market volatility and reduce the value and liquidity of securities in which the Fund invests. Policy and legislative changes in the United States and in other countries (such as the United Kingdom referendum vote to exit the European Union) may also continue to contribute to decreased liquidity and increased volatility in the financial markets. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

MARKET RISK is the risk that general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets, volatility in the equities market or adverse investor sentiment could cause the value of your investment in the Fund to decline. It includes the risk that a particular style of investing, such as growth or value, may underperform the market.

MID CAP STOCK RISK is the risk that stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Mid-sized companies may have limited product lines or financial resources, and may be dependent upon a particular niche of the market.

MULTI-MANAGER RISK is the risk that the sub-advisers’ investment styles will not always be complementary, which could affect the performance of the Fund.

PORTFOLIO TURNOVER RISK is the risk that a high portfolio turnover (100% or more) is likely to involve high brokerage commissions and other transaction costs, which could reduce the Fund’s return. It also may result in higher short-term capital gains that are taxable to shareholders. For the last fiscal year, the annual portfolio turnover rate of the Fund exceeded 100%.

REAL ESTATE SECURITIES CONCENTRATION RISK is the risk that investments in securities of real estate companies will make the Fund more susceptible to risks associated with the ownership of real estate and with the real estate industry in general. Real estate companies may have lower trading volumes and may be subject to more abrupt or erratic price movements than the overall securities markets. The value of real estate securities may underperform other sectors of the economy or broader equity markets. To the extent that the Fund concentrates its investments in the real estate sector, it may be subject to greater risk of loss than if it were diversified across different industry sectors.

REIT RISK is the risk that the Fund’s investments will be affected by factors affecting real estate investment trusts (REITs) and the real estate sector generally. Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of mortgage funds and unexpected variances of properties. REITs that invest in real estate mortgages are also subject to prepayment risks. REITS whose underlying properties are concentrated in a particular industry or geographic region are also subject to risks affecting such industries and regions. REITs (especially mortgage REITs) are also subject to interest rate risks. By investing in REITs through the Fund, a shareholder will bear expenses of the REITs in addition to expenses of the Fund.

SMALL CAP STOCK RISK is the risk that stocks of smaller companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group, and their securities may trade less frequently and in lower volume than the securities of larger companies, which could lead to higher transaction costs. Generally the smaller the company size, the greater the risk.

VALUATION RISK is the risk that the sale price the Fund could receive for a portfolio security may differ from the Fund’s valuation of the security, particularly for securities that trade in low volume or volatile markets or that are valued using a fair value methodology. In addition, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares.

As with any mutual fund, it is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank.
FUND PERFORMANCE
The bar chart and table that follow provide an indication of the risks of investing in the Fund by showing (A) changes in the performance of the Fund from year to year, and (B) how the average annual total returns of the Fund compare to those of a broad-based securities market index.

The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Updated performance information for the Fund is available and may be obtained on the Fund’s website at northerntrust.com/funds or by calling 800-595-9111.
CALENDAR YEAR TOTAL RETURN*

* Year to date total return for the six months ended June 30, 2017 is 5.38%. For the period shown in the bar chart above, the highest quarterly return was 34.79% in the second quarter of 2009, and the lowest quarterly return was (22.09)% in the first quarter of 2009.
AVERAGE ANNUAL TOTAL RETURN (For the periods ended December 31, 2016)
Average Annual Total Returns - MULTI-MANAGER GLOBAL REAL ESTATE FUND	Inception Date	1-Year	5-Year	Since Inception
MULTI-MANAGER GLOBAL REAL ESTATE FUND	Nov. 19, 2008	4.30%	8.52%	13.84%
MULTI-MANAGER GLOBAL REAL ESTATE FUND | Returns after taxes on distributions		(0.06%)	4.32%	10.49%
MULTI-MANAGER GLOBAL REAL ESTATE FUND | Returns after taxes on distributions and sale of Fund shares		4.22%	6.10%	10.93%
FTSE® EPRA®/NAREIT® Global ® Index (reflects no deduction for fees, expenses, or taxes)		3.75%	8.88%	13.90%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In calculating the federal income taxes due on redemptions, capital gains taxes resulting from redemptions are subtracted from the redemption proceeds and the tax benefits from capital losses resulting from the redemptions are added to the redemption proceeds. Under certain circumstances, the addition of the tax benefits from capital losses resulting from redemptions may cause the Returns after taxes on distributions and sale of Fund shares to be greater than the Returns after taxes on distributions or even the Returns before taxes.